Consolidated Statements of Shareholders' Equity In Thousands	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Common Stock [Member] USD ($)	Common Stock [Member] JPY (¥)	Treasury Stock [Member] USD ($)	Treasury Stock [Member] JPY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] JPY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] JPY (¥)	Total USD ($)	Total JPY (¥)
BALANCE at Mar. 31, 2010		¥ (16,720,092)		¥ 168,769		¥ 16,833,847		¥ (406,547)		¥ 27,443,600		¥ 44,126		¥ 27,363,703
BALANCE (in Shares) at Mar. 31, 2010						41,295,600
Subsidiary stock issuance										(147,346)		147,346		(147,346)
Net income		3,203,368										(202,409)		3,000,959
Other comprehensive income (loss), net of tax				(253,903)										(253,903)
Dividends paid		(506,535)												(506,535)
Disposal of treasury stock								14,468		22,658				37,126
BALANCE at Mar. 31, 2011		(14,023,259)		(85,134)		16,833,847		(392,079)		27,318,912		(10,937)		29,641,350
BALANCE (in Shares) at Mar. 31, 2011						41,295,600
Purchase of noncontrolling interests in consolidated subsidiaries (Note 14)										(19,395)		19,390		(5)
Subsidiary stock issuance										(66,042)		66,042		(85,437)
Stock-based compensation										26,843				26,843
Net income		3,640,963										(66,453)		3,574,510
Other comprehensive income (loss), net of tax				61,601										61,601
Dividends paid		(608,052)												(608,052)
BALANCE at Mar. 31, 2012	(116,720)	(10,990,348)	(250)	(23,533)	178,779	16,833,847	(4,164)	(392,079)	289,511	27,260,318	85	8,042	347,241	32,696,247
BALANCE (in Shares) at Mar. 31, 2012					41,295,600
Acquisition and establishment of new consolidated subsidiaries											29	2,688	29	2,688
Stock-based compensation									425	40,007			425	40,007
Net income	56,294	5,300,654									177	16,693	56,471	5,317,347
Other comprehensive income (loss), net of tax			3,051	287,303							0	(20)	3,051	287,283
Dividends paid	(7,534)	(709,394)											(7,534)	(709,394)
BALANCE at Mar. 31, 2013	$ (67,960)	¥ (6,399,088)	$ 2,801	¥ 263,770	$ 178,779	¥ 16,833,847	$ (4,164)	¥ (392,079)	$ 289,936	¥ 27,300,325	$ 291	¥ 27,403	$ 399,683	¥ 37,634,178
BALANCE (in Shares) at Mar. 31, 2013					41,295,600